Financial Risk Management Policy (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Management Policy [Abstract]
Schedule of Éxito Group’s Financial Instruments	At December 31, 2023 and 2022 Éxito Group’s financial instruments were comprised of:
	Year ended December 31,
	2023	2022
Financial assets
Cash and cash equivalents (Note 7)	1,508,205	1,733,673
Trade receivables and other receivables (Note 8)	717,269	829,876
Accounts receivables from related parties (Note 10) (1)	52,145	47,122
Financial assets (Note 12)	27,466	78,384
Total financial assets	2,305,085	2,689,055

Financial liabilities
Accounts payable to related parties (Note 10) (1)	55,617	79,189
Trade payables and other accounts payable (Note 23)	5,286,126	5,721,775
Loans and borrowings (Note 20)	1,266,205	1,455,584
Lease liabilities (Note 15)	1,567,959	1,655,955
Derivative instruments and collections on behalf of third parties (Note 25)	139,810	136,223
Total financial liabilities	8,315,717	9,048,726

Net (liability) exposure	(6,010,632)	(6,359,671)
(1)	Transactions with related parties refer to transactions between Éxito Group. and its associates, joint ventures and other related parties, and are carried in accordance with market general prices, terms and conditions.

Schedule of Maturities Éxito Group’s Financial Liabilities	The following table shows a profile of maturities of Éxito Group’s financial liabilities based on non-discounted contractual payments arising from the relevant agreements.
At December 31, 2023	Less than 1 year	From 1 to 5 years	More than 5 years	Total
Lease liabilities	378,806	938,113	766,452	2,083,371
Other relevant contractual liabilities	619,150	303,912	29,137	952,199
Total	997,956	1,242,025	795,589	3,035,570
At December 31, 2022	Less than 1 year	From 1 to 5 years	More than 5 years	Total
Lease liabilities	337,809	991,809	782,572	2,112,190
Other relevant contractual liabilities	278,196	666,882	50,960	996,038
Total	616,005	1,658,691	833,532	3,108,228

Schedule of Significant Variance Among the Three Scenarios	The sensitivity analysis did not result in significant variance among the three scenarios. Potential changes are as follows:
Operations	Risk	Balance at December 31, 2023	Market forecast
			Scenario I	Scenario II	Scenario III
Borrowings	Changes in interest rates	823,863	803,968	810,341	796,477

Schedule of the Parent Company and its Colombian Subsidiaries	At December 31, 2023, the parent company and its colombian subsidiaries have acquired the following insurance policies to mitigate the risks associated with the entire operation:
Insurance lines of coverage	Coverage limits	Coverage
All risk, damages and loss of profits	In accordance with replacement and reconstruction amounts, with a maximum limit of liability for each policy.

Losses or sudden and unforeseen damage and incidental damage sustained by covered property, directly arising from any event not expressly excluded. Covers buildings, furniture and fixtures, machinery and equipment, goods, electronic equipment, facility improvements, loss of profits and other property of the insured party.

Transport of goods and money	In accordance with the statement of transported values and a maximum limit per dispatch. Differential limits and sub-limits apply by coverage.	Property and goods owned by the insured that are in transit, including those on which it has an insurable interest.
Extracontractual civil liability	Differential limits and sublimits per coverage apply.	Covers damages caused to third parties during the operation.
Director’s and officers’ third party liability insurance	Differential limits and sub-limits apply by coverage.	Covers claims against directors and officers arising from error or omission while in office.
Deception and financial risks	Differential limits and sub-limits apply by coverage.	Loss of money or securities in premises or in transit. Willful misconduct of employees that result in financial loss.
Group life insurance and personal accident insurance	The insured amount relates to the number of wages defined by the Company.	Death and total and permanent disability arising from natural or accidental events.
Vehicles	There is a defined ceiling per each coverage	Third party liability. Total and partial loss - Damages. Total and partial loss - Theft Earthquake Other coverages as described in the policy.
Cyber risk	Differential limits and sub-limits apply by coverage.	Direct losses arising from malicious access to the network and indirect losses from third party liability whose personal data have been affected by an event covered by the policy.